Quarterly Holdings Report
for
Fidelity® Emerging Markets Equity Central Fund
June 30, 2023
EMQ-NPRT3-0823
1.876939.114
Common Stocks - 94.9%
	Shares	Value ($)
Brazil - 6.7%
Arezzo Industria e Comercio SA	296,055	4,888,908
Cury Construtora e Incorporado SA	209,700	702,912
Dexco SA	2,623,228	4,574,570
ENGIE Brasil Energia SA	533,800	5,093,631
Equatorial Energia SA	1,070,600	7,188,461
Equatorial Energia SA	15,128	101,039
Localiza Rent a Car SA	878,731	12,571,128
LOG Commercial Properties e Participacoes SA	409,300	1,999,400
Lojas Renner SA	1,350,067	5,639,142
MercadoLibre, Inc. (a)	5,066	6,001,184
Multiplan Empreendimentos Imobiliarios SA	199,300	1,151,713
PagSeguro Digital Ltd. (a)	1,151,227	10,867,583
Raia Drogasil SA	2,683,200	16,587,177
Rede D'Oregon Sao Luiz SA (b)	669,622	4,603,809
Rumo SA	2,398,300	11,119,473
StoneCo Ltd. Class A (a)	815,924	10,394,872
Transmissora Alianca de Energia Eletrica SA	523,700	4,116,801
Vale SA sponsored ADR	1,547,915	20,773,019
XP, Inc. Class A (a)	1,145,283	26,868,339
YDUQS Participacoes SA	798,884	3,306,855
TOTAL BRAZIL		158,550,016
Canada - 0.8%
Barrick Gold Corp.	1,046,500	17,717,245
Chile - 1.1%
Antofagasta PLC	663,150	12,304,549
Banco de Chile	121,783,900	12,712,231
TOTAL CHILE		25,016,780
China - 26.6%
Akeso, Inc. (a)(b)(c)	519,232	2,342,375
Alibaba Group Holding Ltd. (a)	5,965,620	62,101,094
Alibaba Group Holding Ltd. sponsored ADR (a)	74,386	6,200,073
Angelalign Technology, Inc. (b)(c)	91,437	852,408
Ant International Co. Ltd. Class C (a)(d)(e)	436,400	658,964
Baidu, Inc.:
Class A (a)	238,537	4,068,435
sponsored ADR (a)	47,095	6,447,776
BeiGene Ltd. ADR (a)	21,410	3,817,403
Beijing Enlight Media Co. Ltd. (A Shares)	1,784,799	1,994,154
Bilibili, Inc. ADR (a)(c)	136,330	2,058,583
BYD Co. Ltd. (H Shares)	536,603	17,205,993
C&S Paper Co. Ltd. (A Shares)	2,058,500	3,169,822
China Communications Services Corp. Ltd. (H Shares)	7,792,000	3,838,326
China Construction Bank Corp. (H Shares)	59,276,000	38,376,685
China Gas Holdings Ltd.	3,973,800	4,548,875
China Life Insurance Co. Ltd. (H Shares)	11,230,000	18,716,667
China Merchants Holdings International Co. Ltd.	1,666,392	2,352,003
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	463,700	833,858
China Overseas Land and Investment Ltd.	1,765,460	3,848,144
China Petroleum & Chemical Corp. (H Shares)	22,578,000	13,225,245
China Resources Beer Holdings Co. Ltd.	1,558,666	10,263,804
China Resources Land Ltd.	1,389,000	5,884,992
China Tower Corp. Ltd. (H Shares) (b)	14,135,341	1,569,391
Daqin Railway Co. Ltd. (A Shares)	8,363,100	8,575,298
Daqo New Energy Corp. ADR (a)	20,351	807,935
ENN Energy Holdings Ltd.	575,100	7,163,063
ESR Group Ltd. (b)	554,600	951,228
Greentown China Holdings Ltd.	1,329,500	1,331,875
Guangdong Investment Ltd.	5,072,000	4,375,539
Haier Smart Home Co. Ltd.	2,337,400	7,352,847
Haier Smart Home Co. Ltd. (A Shares)	211,600	685,935
Haitian International Holdings Ltd.	1,768,000	4,124,431
Hansoh Pharmaceutical Group Co. Ltd. (b)	2,121,230	3,410,860
Innovent Biologics, Inc. (a)(b)	852,851	3,221,591
JD Health International, Inc. (a)(b)	250,208	1,578,967
JD.com, Inc. Class A	621,689	10,602,637
Jiumaojiu International Holdings Ltd. (b)	1,179,699	1,933,044
KE Holdings, Inc. ADR (a)	259,300	3,850,605
Kunlun Energy Co. Ltd.	6,190,000	4,866,054
Kweichow Moutai Co. Ltd. (A Shares)	43,800	10,226,505
Lenovo Group Ltd.	3,562,626	3,714,479
Li Auto, Inc.:
ADR (a)	482,025	16,919,078
Class A (a)	54,832	948,154
Li Ning Co. Ltd.	1,513,426	8,140,749
Longfor Properties Co. Ltd. (b)	272,034	660,991
Medlive Technology Co. Ltd. (b)	1,052,231	938,629
Meituan Class B (a)(b)	2,262,644	35,480,333
NetEase, Inc. ADR	89,309	8,635,287
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	134,386	5,306,903
PDD Holdings, Inc. ADR (a)	399,241	27,603,523
Ping An Insurance Group Co. of China Ltd. (H Shares)	5,197,500	33,196,003
Proya Cosmetics Co. Ltd. (A Shares)	587,288	9,114,420
Shangri-La Asia Ltd. (a)	1,788,000	1,366,784
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	182,173	7,550,879
Sinopec Engineering Group Co. Ltd. (H Shares)	5,154,500	2,295,713
Sinopharm Group Co. Ltd. (H Shares)	844,109	2,639,187
Sinotruk Hong Kong Ltd.	1,694,000	3,290,286
Sunny Optical Technology Group Co. Ltd.	407,415	4,063,232
Tencent Holdings Ltd.	2,459,584	104,289,262
Tongdao Liepin Group (a)	760,718	880,515
TravelSky Technology Ltd. (H Shares)	2,348,000	3,985,248
Trip.com Group Ltd. ADR (a)	475,080	16,627,800
Tsingtao Brewery Co. Ltd. (H Shares)	1,165,800	10,592,772
Uni-President China Holdings Ltd.	4,248,400	3,578,285
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	620,968	487,360
WuXi AppTec Co. Ltd. (H Shares) (b)	303,172	2,418,102
Wuxi Biologics (Cayman), Inc. (a)(b)	1,823,932	8,740,256
Xinyi Solar Holdings Ltd.	4,750,358	5,486,312
Zai Lab Ltd. (a)	1,217,898	3,350,888
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	1,485,000	5,533,691
TOTAL CHINA		627,268,605
Greece - 0.6%
Alpha Bank SA (a)	5,704,401	9,336,964
Piraeus Financial Holdings SA (a)	1,531,283	5,022,834
TOTAL GREECE		14,359,798
Hong Kong - 0.9%
ASMPT Ltd.	185,200	1,823,402
Huanxi Media Group Ltd. (a)	9,169,702	1,345,732
Kerry Properties Ltd.	652,000	1,351,261
Prudential PLC	1,257,548	17,760,847
TOTAL HONG KONG		22,281,242
Hungary - 0.1%
Richter Gedeon PLC	130,548	3,219,817
India - 17.4%
Apollo Hospitals Enterprise Ltd.	122,306	7,611,467
Bajaj Auto Ltd.	93,116	5,334,174
Bajaj Finance Ltd.	238,348	20,871,187
Bandhan Bank Ltd. (a)(b)	1,923,000	5,688,599
Bharat Electronics Ltd.	6,255,700	9,604,911
Bharti Airtel Ltd.	1,395,401	14,964,612
Coal India Ltd.	2,452,400	6,916,829
Divi's Laboratories Ltd.	77,760	3,401,909
Eicher Motors Ltd.	111,264	4,863,522
Embassy Office Parks (REIT)	473,752	1,684,906
HDFC Bank Ltd.	2,877,282	59,698,062
HDFC Standard Life Insurance Co. Ltd. (b)	2,229,928	17,710,822
Hindustan Aeronautics Ltd.	133,200	6,167,753
ICICI Bank Ltd.	992,400	11,359,379
Indraprastha Gas Ltd.	1,113,920	6,435,080
Infosys Ltd.	258,271	4,205,729
Infosys Ltd. sponsored ADR (c)	1,580,924	25,405,449
ITC Ltd.	3,468,587	19,121,488
JK Cement Ltd.	404,170	16,691,924
Larsen & Toubro Ltd.	547,016	16,536,615
Mahanagar Gas Ltd.	354,201	4,532,639
Mankind Pharma Ltd.	215,372	4,497,804
Maruti Suzuki India Ltd.	72,262	8,640,474
NTPC Ltd.	3,701,111	8,546,090
Oberoi Realty Ltd.	99,066	1,191,415
One97 Communications Ltd. (a)	622,679	6,599,941
Petronet LNG Ltd.	1,189,668	3,235,003
Power Grid Corp. of India Ltd.	3,072,131	9,574,998
Reliance Industries Ltd.	1,405,897	43,813,325
Shree Cement Ltd.	31,637	9,223,788
Sona Blw Precision Forgings Ltd. (b)	645,787	4,070,917
SRF Ltd.	283,664	7,933,724
Tata Motors Ltd.	463,503	3,377,396
Tata Steel Ltd.	10,086,400	13,816,409
Torrent Pharmaceuticals Ltd.	155,243	3,609,316
Zomato Ltd. (a)	15,049,593	13,805,236
TOTAL INDIA		410,742,892
Indonesia - 2.6%
First Resources Ltd.	5,932,700	6,120,725
PT Bank Central Asia Tbk	40,016,324	24,541,950
PT Bank Rakyat Indonesia (Persero) Tbk	70,157,855	25,614,048
PT Dayamitra Telekomunikasi Tbk	5,635,300	249,950
PT Sumber Alfaria Trijaya Tbk	33,996,300	5,857,964
TOTAL INDONESIA		62,384,637
Korea (South) - 11.1%
Coway Co. Ltd.	110,620	3,696,763
Delivery Hero AG (a)(b)	94,639	4,172,627
Hyundai Fire & Marine Insurance Co. Ltd.	289,890	6,840,332
Hyundai Motor Co. Ltd.	9,699	1,525,690
Jeisys Medical, Inc. (a)	220,007	1,733,514
Kakao Corp.	207,111	7,779,551
Kakao Pay Corp. (a)	54,644	1,964,953
Kia Corp.	235,822	15,886,179
L&F Co. Ltd.	6,700	1,247,054
LG Chemical Ltd.	10,890	5,544,021
LG Corp.	106,082	7,114,330
NAVER Corp.	56,717	7,940,005
NCSOFT Corp.	5,084	1,144,959
POSCO	58,801	17,403,328
Samsung Biologics Co. Ltd. (a)(b)	15,726	8,904,250
Samsung Electronics Co. Ltd.	2,297,785	126,531,266
Samsung SDI Co. Ltd.	27,099	13,838,525
SK Hynix, Inc.	339,455	29,827,824
TOTAL KOREA (SOUTH)		263,095,171
Mauritius - 0.0%
Jumo World Ltd. (a)(e)	161	153,779
Mexico - 3.5%
CEMEX S.A.B. de CV sponsored ADR (a)	3,198,700	22,646,796
Corporacion Inmobiliaria Vesta S.A.B. de CV	1,396,300	4,529,797
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	468,996	8,417,926
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	27,701	7,692,291
Grupo Aeroportuario Norte S.A.B. de CV	320,800	3,408,723
Grupo Financiero Banorte S.A.B. de CV Series O	2,970,532	24,505,978
Wal-Mart de Mexico SA de CV Series V	3,082,300	12,194,506
TOTAL MEXICO		83,396,017
Netherlands - 0.1%
CTP BV (b)	90,385	1,173,675
Panama - 0.2%
Copa Holdings SA Class A	50,021	5,531,322
Peru - 0.5%
Credicorp Ltd. (United States)	84,209	12,432,617
Philippines - 0.3%
Ayala Land, Inc.	5,586,200	2,467,902
SM Investments Corp.	243,000	4,079,114
SM Prime Holdings, Inc.	2,124,500	1,266,164
TOTAL PHILIPPINES		7,813,180
Poland - 0.7%
CD Projekt RED SA (c)	136,603	5,202,468
Dino Polska SA (a)(b)	96,800	11,303,789
TOTAL POLAND		16,506,257
Russia - 0.6%
Fix Price Group Ltd. GDR (Reg. S) (a)(e)	365,722	135,072
Gazprom OAO sponsored ADR (Reg. S) (a)(e)	782,800	178,823
LSR Group OJSC (e)	6,300	6,589
LUKOIL PJSC sponsored ADR (a)(e)	176,600	49,958
Novatek PJSC GDR (Reg. S) (a)(e)	46,200	2,032,800
Sberbank of Russia (e)	794,750	5,080
Sberbank of Russia sponsored ADR (a)(e)	1,468,992	26,148
Severstal PAO GDR (Reg. S) (a)(e)	433,400	10,233
TCS Group Holding PLC GDR (a)(e)	292,174	2,617,879
X5 Retail Group NV GDR (Reg. S) (a)(e)	450,200	3,403,512
Yandex NV Series A (a)(e)	471,648	5,376,787
TOTAL RUSSIA		13,842,881
Saudi Arabia - 2.9%
Al Rajhi Bank	1,001,515	19,492,520
Alinma Bank	1,591,100	14,211,174
Bupa Arabia for Cooperative Insurance Co.	221,850	10,978,047
The Saudi National Bank	2,439,693	23,937,052
TOTAL SAUDI ARABIA		68,618,793
Singapore - 1.1%
Sea Ltd. ADR (a)	435,833	25,295,747
South Africa - 2.4%
Capitec Bank Holdings Ltd.	195,699	16,301,933
Discovery Ltd. (a)	1,651,600	12,798,611
Impala Platinum Holdings Ltd.	2,062,200	13,738,406
Naspers Ltd. Class N	49,073	8,865,590
Pick 'n Pay Stores Ltd.	2,331,408	4,816,106
TOTAL SOUTH AFRICA		56,520,646
Taiwan - 12.5%
Alchip Technologies Ltd.	56,000	3,226,759
BizLink Holding, Inc.	503,544	5,204,840
Chailease Holding Co. Ltd.	2,925,038	19,154,717
eMemory Technology, Inc.	91,292	6,476,480
Formosa Plastics Corp.	3,146,000	8,654,732
Global Unichip Corp.	31,000	1,597,169
Inventec Corp.	926,000	1,284,129
King Yuan Electronics Co. Ltd.	841,000	1,538,810
MediaTek, Inc.	550,587	12,159,857
Novatek Microelectronics Corp.	50,188	687,121
Quanta Computer, Inc.	1,371,000	6,689,522
Realtek Semiconductor Corp.	91,289	1,135,545
Taiwan Semiconductor Manufacturing Co. Ltd.	10,697,497	197,570,845
Uni-President Enterprises Corp.	4,349,000	10,651,923
Unimicron Technology Corp.	204,000	1,152,542
Wistron Corp.	2,641,267	7,698,608
Wiwynn Corp.	199,173	9,078,893
TOTAL TAIWAN		293,962,492
Tanzania - 0.0%
Helios Towers PLC (a)	906,200	1,071,464
Thailand - 0.6%
Carabao Group PCL (For. Reg.)	2,768,800	5,142,987
Land & House PCL (For. Reg.)	5,415,700	1,296,881
PTT Global Chemical PCL (For. Reg.)	6,383,300	6,746,005
Supalai PCL (For. Reg.)	1,411,000	807,189
TOTAL THAILAND		13,993,062
United States of America - 1.6%
FirstCash Holdings, Inc.	174,072	16,246,140
Globant SA (a)	21,989	3,951,863
Legend Biotech Corp. ADR (a)	34,226	2,362,621
Parade Technologies Ltd.	16,484	568,833
Tenaris SA sponsored ADR	188,800	5,654,560
Titan Cement International Trading SA	425,630	7,942,051
TOTAL UNITED STATES OF AMERICA		36,726,068
TOTAL COMMON STOCKS (Cost $2,091,201,402)		2,241,674,203

Preferred Stocks - 3.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.5%
Brazil - 0.1%
Creditas Financial Solutions Ltd. Series F (a)(d)(e)	4,374	1,340,850
China - 0.3%
ByteDance Ltd. Series E1 (a)(d)(e)	30,246	6,830,757
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	52,588	411,764
		7,242,521
India - 0.1%
Meesho Series F (a)(d)(e)	33,863	2,541,418
TOTAL CONVERTIBLE PREFERRED STOCKS		11,124,789
Nonconvertible Preferred Stocks - 2.6%
Brazil - 2.0%
Companhia de Transmissao de Energia Eletrica Paulista (PN)	695,800	3,685,203
Metalurgica Gerdau SA (PN)	5,185,400	12,800,515
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.) (c)	1,254,100	15,513,217
sponsored ADR	1,066,100	14,744,163
		46,743,098
Korea (South) - 0.6%
Hyundai Motor Co. Ltd. Series 2	94,887	7,925,539
Samsung Electronics Co. Ltd.	144,362	6,551,445
		14,476,984
United States of America - 0.0%
Gupshup, Inc. (a)(d)(e)	44,950	511,981
TOTAL NONCONVERTIBLE PREFERRED STOCKS		61,732,063
TOTAL PREFERRED STOCKS (Cost $56,928,538)		72,856,852

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (f)	29,662,189	29,668,122
Fidelity Securities Lending Cash Central Fund 5.14% (f)(g)	38,810,126	38,814,007
TOTAL MONEY MARKET FUNDS (Cost $68,481,745)		68,482,129

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $2,216,611,685)	2,383,013,184
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(22,278,782)
NET ASSETS - 100.0%	2,360,734,402

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $122,214,023 or 5.2% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,295,734 or 0.5% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. Class C	5/16/18	1,663,286

ByteDance Ltd. Series E1	11/18/20	3,314,181

Creditas Financial Solutions Ltd. Series F	1/28/22	1,377,733

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	746,915

Gupshup, Inc.	6/08/21	1,027,791

Meesho Series F	9/21/21	2,596,355

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	23,156,025	737,971,307	731,459,210	1,143,846	-	-	29,668,122	0.1%
Fidelity Securities Lending Cash Central Fund 5.14%	9,615,779	416,685,353	387,487,125	215,475	-	-	38,814,007	0.1%
Total	32,771,804	1,154,656,660	1,118,946,335	1,359,321	-	-	68,482,129

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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